Non Current Liabilites - Convertible Note (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Assumptions Which were Based on Market Conditions that Existed at Grant Date

The following table summarizes the quantitative information about the significant inputs used in level 3 fair value measurements:

Description	Fair value at June 30, 2019 $	Unobservable inputs	Range of inputs
Convertible note	7,642,707	Face value	13,750,828
		Interest rate of note	3%
		Risk adjusted interest rate	15%

Summary of Convertible Note

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Convertible note at fair value at beginning of reporting period	6,645,832	5,778,984
Net change in fair value	996,875	866,848

Convertible note at fair value at end of reporting period	7,642,707	6,645,832

Summary of Fair Value of Convertible Notes

	Note – Liability	Conversion feature – Equity
Fair value at issuance	4,419,531	41,431,774
Fair value movements	3,223,176	—

Balance at June 30, 2019	7,642,707	41,431,774

Convertible Notes [member]
Statement [LineItems]
Summary of Assumptions Which were Based on Market Conditions that Existed at Grant Date

The following assumptions were used to determine the initial fair value of the debt component of the convertible note which were based on market conditions that existed at the grant date:

Assumption	Convertible notes	Rationale
Historic volatility	85.0%	Based on the Company’s historical volatility data
Share price	$ 0.051	Closing market share price on July 31, 2015
Risk free interest rate	2.734%	Based on Australian Government securities yields which match the term of the convertible note
Risk adjusted interest rate	15.0%	An estimate of the expected interest rate of a similar non-convertible note issued by the company
Dividend yield	0.0%	Based on the Company’s nil dividend history
Risk free rate	2.734%	Based on 10 year Australian Government securities yield